Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses	$ 990,862	$ 18,208
Loss from operations	(990,862)	(18,208)
Other income (expense):
Change in fair value of warrant liabilities	4,953,000	(180,000)
Loss on initial issuance of private warrants	(162,000)	(1,140,000)
Transaction costs allocable to warrant liabilities		(24,853)
Interest earned on marketable securities held in Trust Account	41,206
Total other income (expense), net	4,832,206	(1,344,853)
Net income (loss)	$ 3,841,344	$ (1,363,061)
Basic and diluted weighted average shares outstanding of common stock (in Shares)	21,537,775	4,119,863
Basic and diluted net income (loss) per common share (in Dollars per share)	$ 0.18	$ (0.33)
Basic and diluted weighted average shares outstanding of common stock (in Shares)	21,562,500	4,119,863
Basic and diluted net income (loss) per common share (in Dollars per share)	$ 0.18	$ (0.33)